SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
Schedule of Segment Reporting Information, by Segment

	Year ended December 31, 2018
	Cyber
	Security	IoT	e-Gov	Total

Revenues	3,295	12,470	6,117	21,882

Operating Income (loss)	(1,064)	(4,560)	(4,051)	(9,675)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	38	481	324	843

	Year ended December 31, 2017
	Cyber
	Security	IoT	e-Gov	Total

Revenues	3,768	11,264	18,232	33,264

Operating Loss	(734)	(2,911)	(2,871)	(6,516)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	110	623	485	1,218

	Year ended December 31, 2016
	Cyber
	Security	IoT	e-Gov	Total

Revenues	2,172	10,833	7,020	20,025

Operating Income (loss)	(590)	597	(11,606)	(11,599)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	127	727	784	1,638

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

	Year ended December 31,
	2018	2017	2016
Operating income (loss)
Total operating income (loss) of reportable segments	(9,675)	(6,516)	(11,599)
Financial expenses, net	(335)	(538)	(303)
Income (loss) before income taxes	(10,010)	(7,054)	(11,902)

Schedule of External Customer Revenues by Geographic Area

	Year ended December 31,
	2018		2017		2016
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
Africa	4,816	—	9,713	—	5,681	—
European countries	3,114	—	2,482	—	1,211	—
South America	1,279	—	8,778	—	1,803	—
United States	10,452	169	9,921	107	9,888	122
Israel	1,514	674	1,309	1,111	724	1,516
APAC	707	—	1,034	—	675	—
Other	—	—	27	—	43	—

	21,882	843	33,264	1,218	20,025	1,638

Schedule of Revenues by External Customers by Products and Services

	Year ended December 31,
	2018	2017	2016
	$	$	$

Raw materials and equipment	5,260	6,296	3,353
Electronic monitoring	5,930	5,535	4,437
Treatment programs	3,040	3,906	4,530
Maintenance, royalties and project management	7,652	17,527	7,705

	21,882	33,264	20,025

Schedule of Major Customers, Percent of Total Sales

	Year ended December 31,
	2018	2017	2016

Customer A	6%	4%	6%
Customer B	12%	11%	5%
Customer C	—	10%	13%
Customer D	6%	4%	8%
Customer E	—	21%	—